Share Capital, Share Premium, Reserves (Details)																					12 Months Ended
	Nov. 15, 2024 EUR (€) shares	Oct. 09, 2024 EUR (€) shares	Oct. 09, 2024 USD ($)	Sep. 25, 2024 EUR (€) shares	Sep. 03, 2024 EUR (€) shares	Jun. 24, 2024 EUR (€) shares	Jun. 03, 2024 EUR (€) shares	Jun. 03, 2024 $ / shares shares	May 28, 2024 EUR (€) € / shares shares	May 28, 2024 $ / shares shares	Apr. 17, 2024 EUR (€) shares	Mar. 06, 2024 EUR (€) shares	Aug. 29, 2023 EUR (€) shares	Jul. 14, 2023 EUR (€) shares	Apr. 17, 2023 EUR (€) shares	Apr. 17, 2023 USD ($) shares	Mar. 30, 2023 EUR (€) € / shares shares	Mar. 29, 2023 EUR (€) shares	Mar. 23, 2023 USD ($) $ / shares	Sep. 21, 2020 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Oct. 09, 2024 USD ($) shares
Share Capital, Share Premium, Reserves
Aggregate capital increase			$ 24,600,000				€ 2,600,000		€ 45,900,000
Direct-attributable transaction costs																				€ 6,500,000	€ 7,600,000
Proceeds net of transaction costs																					69,722,000	€ 18,337,000	€ 255,000
Number of shares issued | shares		3,000,000					300,000	300,000	5,374,755	5,374,755														3,000,000
ATM Program
Share Capital, Share Premium, Reserves
Gross proceeds			$ 27,000,000															€ 2,800,000
Maximum Aggregate Offering Price for Shares																		50,000,000						$ 50,000,000
Private Placements
Share Capital, Share Premium, Reserves
Share price | (per share)																	€ 6.52		$ 7.1
Gross proceeds																	€ 13,350,000		$ 15,000,000
Number of shares issued | shares																	2,047,544
EUR
Share Capital, Share Premium, Reserves
Share price | € / shares									€ 8.54
Number of shares issued | shares									1,996,187	1,996,187
EUR | Over-Allotment Option
Share Capital, Share Premium, Reserves
Share price | € / shares									€ 8.54
Number of shares issued | shares									1,996,187	1,996,187
USD
Share Capital, Share Premium, Reserves
Share price | $ / shares								$ 9.25		$ 9.25
Number of shares issued | shares							300,000	300,000	3,378,568	3,378,568
USD | Over-Allotment Option
Share Capital, Share Premium, Reserves
Share price | $ / shares								$ 9.25		$ 9.25
Number of shares issued | shares							300,000	300,000	3,378,568	3,378,568
Share capital and share premium [Member]
Share Capital, Share Premium, Reserves
Aggregate capital increase		€ 24,600,000													€ 2,700,000
Proceeds net of transaction costs	€ 71,500,000														€ 18,300,000
Exercise of warrants (equity)	€ 205,000			€ 13,000	€ 74,000	€ 68,000					€ 17,000	€ 62,000	€ 52,000	€ 10,000
Number of shares issued | shares	38,250	3,000,000		2,250	13,750	12,625					3,000	8,650	10,000	2,000	375,000	375,000								3,000,000
Share capital and share premium [Member] | IPO
Share Capital, Share Premium, Reserves
Aggregate capital increase																		€ 2,500,000
Number of shares issued | shares																		393,162
Share capital and share premium [Member] | ATM Program
Share Capital, Share Premium, Reserves
Gross proceeds		€ 27,000,000														$ 3,000,000
Maximum Aggregate Offering Price for Shares		50,000,000																				50,000,000
Share capital and share premium [Member] | Over-Allotment Option
Share Capital, Share Premium, Reserves
Aggregate capital increase							€ 2,600,000		€ 45,900,000
Number of shares issued | shares							300,000	300,000	5,374,755	5,374,755
Share premium [Member]
Share Capital, Share Premium, Reserves
Aggregate capital increase		€ 24,071,000					€ 2,506,000		€ 44,946,000						€ 2,651,000		€ 12,999,000	€ 2,481,000			71,522,000	18,132,000
Direct-attributable transaction costs	€ 3,700,000														€ 340,000						€ 3,730,000	€ 340,000
Exercise of warrants (equity)	€ 198,000			€ 12,000	€ 72,000	€ 66,000					€ 16,000	€ 61,000	€ 50,000	€ 10,000